SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Property, Plant, and Equipment [Line Items]
Subtotal	$ 7,178	$ 9,289	$ 8,555
Less: accumulated depreciation	(3,964)	(5,130)	(4,820)
Property, plant and equipment, net	3,214	4,159	3,735
Leasehold Buildings [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	2,278	2,948	2,948
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	786	1,017	1,008
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	1,844	2,386	2,127
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	1,918	2,482	2,311
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 352	$ 456	$ 161